As filed with the Securities and Exchange Commission on March 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedules of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.64%
	Activities Related to Credit Intermediation - 1.84%
7,845	Visa, Inc. - Class A	$686,124

	Aerospace Product and Parts Manufacturing - 1.94%
10,410	United Technologies Corp.	722,558

	Agriculture, Construction, and Mining Machinery Manufacturing - 1.10%
7,969	Joy Global, Inc.	411,121

	Animal Slaughtering and Processing - 2.64%
42,753	ConAgra Foods, Inc.	985,457

	Basic Chemical Manufacturing - 1.21%
5,630	Praxair, Inc.	452,145

	Beverage Manufacturing - 1.08%
14,250	Dr Pepper Snapple Group, Inc.	403,275

	Cable and Other Subscription Programming - 1.23%
15,000	Discovery Communications, Inc. - Class A*	460,050

	Clothing Stores - 3.70%
8,244	Ross Stores, Inc.	352,101
28,104	TJX Companies, Inc.	1,027,201
		1,379,302

	Communications Equipment Manufacturing - 2.29%
35,660	Cisco Systems, Inc.*	853,700

	Computer & Peripheral Equipment Manufacturing - 3.87%
11,030	International Business Machines Corp.	1,443,827

	Computer and Peripheral Equipment Manufacturing - 8.95%
7,280	Apple, Inc.*	1,535,061
29,203	Hewlett-Packard Co.	1,504,246
8,727	NetApp, Inc.*	300,122
		3,339,429

	Computer Systems Design and Related Services - 3.47%
17,610	Cognizant Technology Solutions Corp. - Class A*	797,733
2,280	Priceline.com, Inc.*	498,180
		1,295,913

	Electrical and Electronic Goods Merchant Wholesalers - 0.95%
3,676	W.W. Grainger, Inc.	355,947

	Electronic Shopping and Mail-Order Houses - 0.87%
2,424	Amazon.com, Inc.*	326,077

	Foreign Banks - 1.42%
4,060	HDFC Bank Ltd. - ADR	528,125

	Freight Transportation Arrangement - 0.72%
4,598	C. H. Robinson Worldwide, Inc.	270,041

	Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.71%
4,272	J.M. Smucker Co.	263,796

	General Freight Trucking - 0.51%
5,929	J.B. Hunt Transport Services, Inc.	191,329

	Grain and Oilseed Milling - 3.99%
5,255	General Mills, Inc.	372,106
20,973	Kellogg Co.	1,115,764
		1,487,870

	Health and Personal Care Stores - 5.40%
11,451	Express Scripts, Inc.*	989,939
16,029	Medco Health Solutions, Inc.*	1,024,413
		2,014,352

	Insurance Carriers - 0.70%
5,650	Aflac, Inc.	261,313

	Medical Equipment and Supplies Manufacturing - 2.24%
7,905	3M Co.	653,506
3,800	Estee Lauder Companies, Inc. - Class A	183,768
		837,274

	Metal Ore Mining - 0.94%
3,302	Barrick Gold Corp.#	130,033
2,783	Randgold Resources Ltd. - ADR	220,191
		350,224

	Motion Picture and Video Industries - 0.88%
5,946	Netflix, Inc.*	327,862

	Oil and Gas Extraction - 2.60%
8,329	Occidental Petroleum Corp.	677,564
6,169	Petroleo Brasileiro S.A. - Petrobras - ADR	294,138
		971,702

	Other General Merchandise Stores - 0.86%
6,640	Dollar Tree, Inc.*	320,712

	Other General Purpose Machinery Manufacturing - 3.81%
15,040	Caterpillar, Inc.	857,130
11,800	Illinois Tool Works, Inc.	566,282
		1,423,412

	Other Information Services - 3.41%
2,054	Google, Inc. - Class A*	1,273,439

	Other Professional, Scientific, and Technical Services - 0.97%
6,596	IHS, Inc. - Class A*	361,527

	Pharmaceutical and Medicine Manufacturing - 8.80%
21,284	Abbott Laboratories	1,149,123
6,685	Hospira, Inc.*	340,935
19,825	Life Technologies Corp.*	1,035,460
41,600	Pfizer, Inc.	756,704
		3,282,222

	Pulp, Paper, and Paperboard Mills - 0.83%
11,535	International Paper Co.	308,907

	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.52%
34,002	Dow Chemical Co.	939,475

	Scientific Research and Development Services - 1.35%
10,334	Alexion Pharmaceuticals, Inc.*	504,506

	Semiconductor and Other Electronic Component Manufacturing - 2.96%
6,426	Intel Corp.	131,090
9,325	Marvell Technology Group Ltd.*#	193,494
29,920	Texas Instruments, Inc.	779,715
		1,104,299

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 4.56%
8,952	Colgate-Palmolive Co.	735,407
15,927	Procter & Gamble Co.	965,654
		1,701,061

	Software Publishers - 5.70%
38,777	Microsoft Corp.	1,182,311
18,165	Nuance Communications, Inc.*	282,284
27,075	Oracle Corp.	664,420
		2,129,015

	Wireless Telecommunications Carriers - 1.62%
13,958	American Tower Corp. - Class A*	603,125
	Total Common Stocks (Cost $29,756,234)	34,570,513

	PREFERRED STOCKS - 2.32%
	Beverage Manufacturing - 2.19%
8,085	Companhia de Bebidas das Americas - ADR	817,313

	Wired Telecommunications Carriers - 0.13%
1,562	Vivo Participacoes S.A. - ADR	48,422
	Total Preferred Stocks (Cost $801,161)	865,735

	SHORT-TERM INVESTMENTS - 6.51%
1,075,543	AIM STIT-Liquid Assets Portfolio, Institutional Class, 0.18% †	1,075,543
1,113,508	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.10% †	1,113,508
238,962	AIM STIT-Treasury Portfolio, Institutional Class, 0.02% †	238,962
	Total Short-Term Investments (Cost $2,428,013)	2,428,013

	Total Investments in Securities (Cost $32,985,408) - 101.47%	37,864,261
	Liabilities in Excess of Other Assets - (1.47)%	(546,921)
	Net Assets - 100.00%	$37,317,340

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of December 31, 2009.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows**:

Cost of investments	$33,762,680

Gross unrealized appreciation	$5,086,182
Gross unrealized depreciation	(984,601)
Net unrealized appreciation	$4,101,581

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$1,475,561	$—	$—	$1,475,561
Information	4,841,914	—	—	4,841,914
Manufacturing	20,777,142	—	—	20,777,142
Mining	1,321,926	—	—	1,321,926
Professional, Scientific, and Technical Services	2,161,946	—	—	2,161,946
Retail Trade	4,040,443	—	—	4,040,443
Transportation and Warehousing	461,369	—	—	461,369
Wholesale Trade	355,947	—	—	355,947
Total Equity	35,436,248	—	—	35,436,248
Short-Term Investments	2,428,013	—	—	2,428,013
Total Investments in Securities	$37,864,261	$—	$—	$37,864,261

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    2/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    2/24/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    2/24/2010

* Print the name and title of each signing officer under his or her signature.